Share Capital - ATM Share Issuances and Programs (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended
	Apr. 01, 2025	Mar. 31, 2026	Mar. 31, 2025	Aug. 08, 2025
ATM offering
Share Capital
Common shares reserved for future issuance				$ 50.0
Current ATM Program
Share Capital
Shares issued (in shares)		2,222,342
Sale of stock per share		$ 4.87
Proceeds from issuing shares		$ 10.8
Net proceeds		$ 10.6
Previous ATM Program
Share Capital
Shares issued (in shares)	40,000		4,611,370
Sale of stock per share			$ 1.56
Proceeds from issuing shares			$ 7.2
Net proceeds			$ 7.0